Average Annual Total Returns{- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Financial Services Fund	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	26.07%	7.70%	8.76%	25.71%	7.39%	8.55%	15.69%	6.01%	7.15%	28.76%	7.91%	8.73%	31.80%	8.18%	8.60%	34.10%	9.29%	9.74%	34.31%		12.36%	[1]	31.49%	11.70%	13.56%	31.39%	10.84%	12.20%

[1]	(a) Since inception October 2, 2018.